UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               --------------------
Check here if Amendment [   ]; Amendment Number:
                                                 -------
This Amendment (Check only one.):             [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Jeffrey L. Gendell
           -----------------------------------
Address:   1 Sound Shore Drive, Suite 304
           -----------------------------------
           Greenwich Connecticut 06830-7251
           -----------------------------------

Form 13F File Number: 028-06950
                      --------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey L. Gendell
        --------------------------------------
Title:  Authorized Signatory
        --------------------------------------
Phone:  203-769-2000
        --------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey L. Gendell             New York, NY                       8/10/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              85

Form 13F Information Table Value Total:  $      406,716
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

No.     Form 13F File Number          Name

 1      028-0950                      Tontine Asset Management, LLC
---     --------                      --------------------------------
 2      028-06950                     TTR Associates, LLC
---     --------                      --------------------------------

---     --------                      --------------------------------

---     --------                      --------------------------------

---     --------                      --------------------------------






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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERIANA BANCORP             COM            023613102    1,462    261,786 SH       DEFINED                261,786      0    0
AMERIANA BANCORP             COM            023613102       96     17,270 SH       DEFINED    1            17,270      0    0
BROADWIND ENERGY INC         COM            11161T108    1,081  4,000,346 SH       DEFINED              4,000,346      0    0
BROADWIND ENERGY INC         COM            11161T108    3,295 12,188,768 SH       DEFINED    1        12,188,768      0    0
CAMCO FINL CORP              COM            132618109      518    234,078 SH       DEFINED                234,078      0    0
CAMCO FINL CORP              COM            132618109      982    443,635 SH       DEFINED    1           443,635      0    0
CAPITAL ONE FINL CORP        COM            14040H105      599     10,950 SH       DEFINED                 10,950      0    0
CAPITAL ONE FINL CORP        COM            14040H105    6,559    120,000 SH       DEFINED    2           120,000      0    0
CITIGROUP INC                COM NEW        172967424    1,782     65,000 SH       DEFINED                 65,000      0    0
CITIGROUP INC                COM NEW        172967424    1,096     40,000 SH       DEFINED    1            40,000      0    0
CITIGROUP INC                COM NEW        172967424    1,371     50,000 SH       DEFINED    2            50,000      0    0
CITIGROUP INC                COM NEW        172967424    2,960    108,000 SH  CALL DEFINED                108,000      0    0
CITIGROUP INC                COM NEW        172967424    4,605    168,000 SH  CALL DEFINED    1           168,000      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101    2,096     42,517 SH       DEFINED    1            42,517      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101    4,215     85,514 SH       DEFINED    2            85,514      0    0
CORNING INC                  COM            219350105    3,867    299,100 SH       DEFINED    2           299,100      0    0
DELTA AIR LINES INC DEL      COM NEW        247361702    4,654    425,000 SH       DEFINED                425,000      0    0
DELTA AIR LINES INC DEL      COM NEW        247361702    4,830    441,066 SH       DEFINED    1           441,066      0    0
DELTA AIR LINES INC DEL      COM NEW        247361702    9,116    832,500 SH       DEFINED    2           832,500      0    0
DUCOMMUN INC DEL             COM            264147109    1,509    153,828 SH       DEFINED    2           153,828      0    0
ENGLOBAL CORP                COM            293306106      117     77,700 SH       DEFINED    2            77,700      0    0
EXIDE TECHNOLOGIES           COM NEW        302051206      693    206,187 SH       DEFINED                206,187      0    0
EXIDE TECHNOLOGIES           COM NEW        302051206   21,111  6,283,041 SH       DEFINED    1         6,283,041      0    0
FIRST DEFIANCE FINL CORP     COM            32006W106    2,198    128,379 SH       DEFINED                128,379      0    0
FIRST FED NORTHN MICH BANCOR COM            32021X105      496    141,680 SH       DEFINED                141,680      0    0
FIRST MERCHANTS CORP         COM            320817109      917     73,574 SH       DEFINED                 73,574      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857    2,726     80,000 SH       DEFINED    1            80,000      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857    4,344    127,500 SH       DEFINED    2           127,500      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857   28,619    840,000 SH  CALL DEFINED    1           840,000      0    0
GOODYEAR TIRE & RUBR CO      COM            382550101    5,534    468,570 SH       DEFINED                468,570      0    0
GOODYEAR TIRE & RUBR CO      COM            382550101    3,342    283,000 SH       DEFINED    1           283,000      0    0
GOODYEAR TIRE & RUBR CO      COM            382550101    4,252    359,994 SH       DEFINED    2           359,994      0    0
HORIZON BANCORP IND          COM            440407104      802     30,510 SH       DEFINED                 30,510      0    0
HMN FINL INC                 COM            40424G108    1,020    340,004 SH       DEFINED                340,004      0    0
HEWLETT PACKARD CO           COM            428236103    5,178    257,500 SH       DEFINED                257,500      0    0
HEWLETT PACKARD CO           COM            428236103    6,055    301,080 SH       DEFINED    1           301,080      0    0
HEWLETT PACKARD CO           COM            428236103   10,457    520,000 SH       DEFINED    2           520,000      0    0
HEWLETT PACKARD CO           COM            428236103   22,825  1,135,000 SH  CALL DEFINED    1         1,135,000      0    0
HEWLETT PACKARD CO           COM            428236103      603     30,000 SH  CALL DEFINED    2            30,000      0    0
HAWTHORN BANCSHARES INC      COM            420476103    2,429    263,173 SH       DEFINED                263,173      0    0
INNOSPEC INC                 COM            45768S105    2,614     88,287 SH       DEFINED                 88,287      0    0
INNOSPEC INC                 COM            45768S105   18,526    625,682 SH       DEFINED    1           625,682      0    0
INNOSPEC INC                 COM            45768S105      885     29,900 SH       DEFINED    2            29,900      0    0
INTEGRATED ELECTRICAL SVC    COM            45811E301   19,391  7,076,847 SH       DEFINED              7,076,847      0    0
INTEGRATED ELECTRICAL SVC    COM            45811E301    4,049  1,477,646 SH       DEFINED    1         1,477,646      0    0
JAMES RIVER COAL CO          COM NEW        470355207      825    304,504 SH       DEFINED    1           304,504      0    0
FIDELITY SOUTHERN CORP NEW   COM            316394105    4,824    558,317 SH       DEFINED                558,317      0    0
LOUISIANA PAC CORP           COM            546347105    2,409    221,449 SH       DEFINED                221,449      0    0
LOUISIANA PAC CORP           COM            546347105    1,538    141,374 SH       DEFINED    2           141,374      0    0
MARKET VECTORS ETF           COM            57060U191    2,673     75,000 SH       DEFINED    1            75,000      0    0
MATERION CORP                COM            576690101    3,021    131,194 SH       DEFINED                131,194      0    0
MATERION CORP                COM            576690101      762     33,088 SH       DEFINED    1            33,088      0    0
MATERION CORP                COM            576690101    2,073     90,000 SH       DEFINED    2            90,000      0    0
MERITOR INC                  COM            59001K100      290     55,533 SH       DEFINED                 55,533      0    0
MERITOR INC                  COM            59001K100    1,532    293,479 SH       DEFINED    1           293,479      0    0
MERITOR INC                  COM            59001K100    2,276    436,060 SH       DEFINED    2           436,060      0    0
MUTUALFIRST FINL INC         COM            62845B104    2,669    254,163 SH       DEFINED                254,163      0    0
MUTUALFIRST FINL INC         COM            62845B104      998     95,052 SH       DEFINED    1            95,052      0    0
MUTUALFIRST FINL INC         COM            62845B104    1,130    107,643 SH       DEFINED    2           107,643      0    0
NORTHEAST BANCORP            COM NEW        663904209      126     14,830 SH       DEFINED                 14,830      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
OM GROUP INC                 COM            670872100    3,800    200,000 SH       DEFINED                200,000      0    0
OM GROUP INC                 COM            670872100    3,340    175,789 SH       DEFINED    1           175,789      0    0
OM GROUP INC                 COM            670872100    3,789    199,400 SH       DEFINED    2           199,400      0    0
OMNOVA SOLUTIONS INC         COM            682129101    5,537    734,342 SH       DEFINED    1           734,342      0    0
OMNOVA SOLUTIONS INC         COM            682129101      949    125,900 SH       DEFINED    2           125,900      0    0
PATRICK INDS INC             COM            703343103   55,094  4,321,123 SH       DEFINED              4,321,123      0    0
PATRICK INDS INC             COM            703343103    4,455    349,409 SH       DEFINED    1           349,409      0    0
PEOPLES BANCORP N C INC      COM            710577107    2,879    362,077 SH       DEFINED                362,077      0    0
PEOPLES BANCORP N C INC      COM            710577107    1,110    139,584 SH       DEFINED    1           139,584      0    0
PREFORMED LINE PRODS CO      COM            740444104    1,719     29,692 SH       DEFINED                 29,692      0    0
PREFORMED LINE PRODS CO      COM            740444104    8,017    138,445 SH       DEFINED    1           138,445      0    0
PREFORMED LINE PRODS CO      COM            740444104      598     10,326 SH       DEFINED    2            10,326      0    0
PROVIDENT FINL HLDGS INC     COM            743868101    3,266    283,287 SH       DEFINED                283,287      0    0
PROVIDENT FINL HLDGS INC     COM            743868101    1,149     99,645 SH       DEFINED    1            99,645      0    0
UNITED CONTL HLDGS INC       COM            910047109    4,501    185,000 SH       DEFINED                185,000      0    0
UNITED CONTL HLDGS INC       COM            910047109    3,793    155,880 SH       DEFINED    1           155,880      0    0
UNITED CONTL HLDGS INC       COM            910047109    7,455    306,400 SH       DEFINED    2           306,400      0    0
UNITED BANCSHARES INC OHIO   COM            909458101    1,500    167,017 SH       DEFINED                167,017      0    0
UNITED CMNTY FINL CORP OHIO  COM            909839102    1,173    393,714 SH       DEFINED                393,714      0    0
VIACOM INC NEW               CL B           92553P201    2,873     61,100 SH       DEFINED                 61,100      0    0
VIACOM INC NEW               CL B           92553P201    4,725    100,493 SH       DEFINED    2           100,493      0    0
WESTMORELAND COAL CO         COM            960878106   18,394  2,284,943 SH       DEFINED              2,284,943      0    0
WILLBROS GROUP INC DEL       COM            969203108    3,572    552,917 SH       DEFINED                552,917      0    0
WILLBROS GROUP INC DEL       COM            969203108    7,745  1,198,903 SH       DEFINED    1         1,198,903      0    0
WILLBROS GROUP INC DEL       COM            969203108    2,261    350,000 SH       DEFINED    2           350,000      0    0